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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-08795

                           40|86 Strategic Income Fund
               (Exact name of registrant as specified in charter)

                         11825 North Pennsylvania Street
                                Carmel, IN 46032
               (Address of principal executive offices) (Zip code)

                                Jeffrey M. Stautz
                         11825 North Pennsylvania Street
                                Carmel, IN 46032
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-825-1530

                        Date of fiscal year end: June 30

                     Date of reporting period: June 30, 2007

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                               PROXY VOTING RECORD

                    FOR PERIOD JULY 1, 2006 TO JUNE 30, 2007

    There were no matters relating to a portfolio security considered at any shareholder meeting held during the period ended June 30, 2007 with respect to which the registrant was entitled to vote.

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                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant 40|86 Strategic Income Fund


By (Signature and Title)* /s/ Audrey L. Kurzawa
                          -----------------------------
                          Audrey L. Kurzawa, President
                          (Principal Executive Officer)

Date 8/7/07

* Print the name and title of each signing officer under his or her signature.